FINANCIAL RISK MANAGEMENT - Schedule of Mortgage Lending (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 454,899	£ 448,567
Mortgage offers made | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 312,338	£ 308,344
Loans and advances to customers as percentage	100.00%	100.00%
Mortgage offers made | Drawn balance | A
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 731	£ 563
Loans and advances to customers as percentage	0.20%	0.20%
Mortgage offers made | Drawn balance | B
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 37,075	£ 34,070
Loans and advances to customers as percentage	11.90%	11.00%
Mortgage offers made | Drawn balance | C
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 60,086	£ 54,636
Loans and advances to customers as percentage	19.20%	17.70%
Mortgage offers made | Drawn balance | D
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 93,010	£ 88,752
Loans and advances to customers as percentage	29.80%	28.80%
Mortgage offers made | Drawn balance | E
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 35,015	£ 35,086
Loans and advances to customers as percentage	11.20%	11.40%
Mortgage offers made | Drawn balance | F
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 6,990	£ 7,258
Loans and advances to customers as percentage	2.20%	2.40%
Mortgage offers made | Drawn balance | G
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 1,519	£ 1,546
Loans and advances to customers as percentage	0.50%	0.50%
Mortgage offers made | Drawn balance | Unrated properties
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 77,912	£ 86,433
Loans and advances to customers as percentage	25.00%	28.00%
Mortgage offers made | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 1,207	£ 836
Mortgage offers made | Stage 1 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	257,517	273,629
Mortgage offers made | Stage 1 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	91	48
Mortgage offers made | Stage 2 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	41,783	21,798
Mortgage offers made | Stage 2 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	552	394
Mortgage offers made | Stage 3 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3,416	1,940
Mortgage offers made | Stage 3 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	311	184
Mortgage offers made | POCI £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	9,622	10,977
Mortgage offers made | POCI £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	253	210
Mortgage offers made | Less than 70 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	255,668	249,185
Mortgage offers made | Less than 70 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	708	486
Mortgage offers made | Less than 70 per cent | Stage 1 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	210,457	217,830
Mortgage offers made | Less than 70 per cent | Stage 1 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	51	31
Mortgage offers made | Less than 70 per cent | Stage 2 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	33,205	19,766
Mortgage offers made | Less than 70 per cent | Stage 2 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	330	247
Mortgage offers made | Less than 70 per cent | Stage 3 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3,161	1,717
Mortgage offers made | Less than 70 per cent | Stage 3 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	210	98
Mortgage offers made | Less than 70 per cent | POCI £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	8,845	9,872
Mortgage offers made | Less than 70 per cent | POCI £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	117	110
Mortgage offers made | 70 per cent to 80 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	37,581	45,146
Mortgage offers made | 70 per cent to 80 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	246	155
Mortgage offers made | 70 per cent to 80 per cent | Stage 1 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	31,788	42,808
Mortgage offers made | 70 per cent to 80 per cent | Stage 1 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	25	11
Mortgage offers made | 70 per cent to 80 per cent | Stage 2 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	5,264	1,632
Mortgage offers made | 70 per cent to 80 per cent | Stage 2 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	124	80
Mortgage offers made | 70 per cent to 80 per cent | Stage 3 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	170	134
Mortgage offers made | 70 per cent to 80 per cent | Stage 3 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	55	38
Mortgage offers made | 70 per cent to 80 per cent | POCI £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	359	572
Mortgage offers made | 70 per cent to 80 per cent | POCI £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	42	26
Mortgage offers made | 80 per cent to 90 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	14,743	12,576
Mortgage offers made | 80 per cent to 90 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	110	72
Mortgage offers made | 80 per cent to 90 per cent | Stage 1 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	11,942	12,087
Mortgage offers made | 80 per cent to 90 per cent | Stage 1 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	12	5
Mortgage offers made | 80 per cent to 90 per cent | Stage 2 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	2,604	253
Mortgage offers made | 80 per cent to 90 per cent | Stage 2 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	59	28
Mortgage offers made | 80 per cent to 90 per cent | Stage 3 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	48	52
Mortgage offers made | 80 per cent to 90 per cent | Stage 3 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	20	23
Mortgage offers made | 80 per cent to 90 per cent | POCI £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	149	184
Mortgage offers made | 80 per cent to 90 per cent | POCI £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	19	16
Mortgage offers made | 90 per cent to 100 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	4,051	974
Mortgage offers made | 90 per cent to 100 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	46	33
Mortgage offers made | 90 per cent to 100 per cent | Stage 1 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3,319	779
Mortgage offers made | 90 per cent to 100 per cent | Stage 1 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3	0
Mortgage offers made | 90 per cent to 100 per cent | Stage 2 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	606	46
Mortgage offers made | 90 per cent to 100 per cent | Stage 2 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	18	10
Mortgage offers made | 90 per cent to 100 per cent | Stage 3 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	13	14
Mortgage offers made | 90 per cent to 100 per cent | Stage 3 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	7	7
Mortgage offers made | 90 per cent to 100 per cent | POCI £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	113	135
Mortgage offers made | 90 per cent to 100 per cent | POCI £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	18	16
Mortgage offers made | Greater than 100 per cent | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	295	463
Mortgage offers made | Greater than 100 per cent | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	97	90
Mortgage offers made | Greater than 100 per cent | Stage 1 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	11	125
Mortgage offers made | Greater than 100 per cent | Stage 1 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	0	1
Mortgage offers made | Greater than 100 per cent | Stage 2 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	104	101
Mortgage offers made | Greater than 100 per cent | Stage 2 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	21	29
Mortgage offers made | Greater than 100 per cent | Stage 3 £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	24	23
Mortgage offers made | Greater than 100 per cent | Stage 3 £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	19	18
Mortgage offers made | Greater than 100 per cent | POCI £m | Drawn balance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	156	214
Mortgage offers made | Greater than 100 per cent | POCI £m | Expected credit losses on drawn balances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 57	£ 42